Fair values of financial instruments carried at fair value - Transfers between Level 1 and Level 2 fair values (Details) - USD ($) $ in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Trading liabilities
Liabilities
Transfers from Level 1 to Level 2	$ 33	$ 54
Transfers from Level 2 to Level 1	63	309
Designated at fair value
Liabilities
Transfers from Level 1 to Level 2	0	0
Transfers from Level 2 to Level 1	0	0
Derivatives
Liabilities
Transfers from Level 1 to Level 2	0	0
Transfers from Level 2 to Level 1	0	0
Financial investments
Assets
Transfers from Level 1 to Level 2	4,084	13,200
Transfers from Level 2 to Level 1	5,662	9,975
Trading assets
Assets
Transfers from Level 1 to Level 2	1,975	8,066
Transfers from Level 2 to Level 1	3,098	5,758
Designated and otherwise mandatorily measured at fair value
Assets
Transfers from Level 1 to Level 2	611	1,709
Transfers from Level 2 to Level 1	1,113	2,477
Derivatives
Assets
Transfers from Level 1 to Level 2	0	0
Transfers from Level 2 to Level 1	$ 0	$ 0